Accrued Expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll and benefits		$ 11,779	$ 9,987
Accrual for services rendered and goods purchased		10,631	5,478
Deferred rent		2,513	2,128
Other		4,672	5,192
Total	[1]	$ 29,595	$ 22,785

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.